Fair Value Instruments - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Assets:
Cash and marketable securities held in Trust Account	$ 209,596,708	$ 203,188,704
Fair Value on Recurring Basis | Level 1
Assets:
Cash and marketable securities held in Trust Account	209,596,708	203,188,704
Fair Value on Recurring Basis | Level 2
Liabilities:
Warrant liability	$ 1,673,550	$ 241,735